Capital Leased Assets and Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid lease rentals [Abstract]:
Prepaid lease rentals	$ 40,811	$ 45,793
Additions	26,390	0	$ 49,817
Less: Amortization of prepaid lease rentals	(6,779)	(4,982)	$ (4,024)
Prepaid lease rentals	60,422	40,811
Less: Current portion of financing costs	(8,752)	(4,982)
Non-current portion	$ 51,670	$ 35,829